                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07575

Morgan Stanley Income Builder Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Income Builder Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the Six Months Ended March 31, 2004

Total Return for the Six Months Ended March 31, 2004

Class A	Class B	Class C	Class D
11.18%	10.73%	10.65%	11.30%

Russell 1000 Value Index[1]	Lehman Brothers U.S. Government/ Credit Index[2]	Lipper Equity Income Funds Index[3]
17.65%	3.05%	15.34%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The market continued its trend of steadily improving performance for most of the six months ended March 31, 2004. Stocks climbed higher during the period as the economy showed further signs of improvement and investor confidence grew on company reports of improved profitability. Continuing low inflation and the Federal Reserve's maintenance of historically low interest rates provided an environment that also bolstered the rising investor confidence and aided the market in its recovery. In March, however, the possibility of rising rates for both interest and inflation compromised the positive effects of this environment and began to slow market growth.

Performance was particularly strong in the basic materials, consumer discretionary and technology sectors during the six-month period under review. These economically sensitive sectors are the ones that stand to gain the most from periods of economic recovery. The basic materials area saw improvement early in the economic recovery as companies moved to expand production and demand for raw materials grew. Additionally, consumer discretionary issues benefited from the continued strength in consumer spending. The technology sector experienced similar growth as the low interest rate environment encouraged companies to spend on the technology upgrades they had put off earlier.

In contrast, the health care and consumer durables sectors lagged during the period. Pharmaceuticals' stocks were weakened by concerns over patent expirations, issues surrounding drug reimportation and the absence of a pipeline filled with promising new drugs en route to the market. The health-care sector posted positive returns, but fell short of the gains of the more-cyclical sectors. Similarly, auto manufacturers experienced heavy competition, resulting in offers of zero-percent financing and other incentives that led to diminishing profit margins and made industry growth difficult. Mounting concerns over their pension liabilities also hurt several auto companies.

Performance Analysis

Morgan Stanley Income Builder Fund underperformed both the Russell 1000 Value Index and the Lipper Equity Income Funds Index for the six-month period ended March 31, 2004. However, during the same period the Fund strongly outperformed the Lehman Brothers U.S. Government/Credit Index. Over this period its underweighted stance relative to the Russell

1000 Value Index in financials and technology and our stock selection within those industries were largely responsible for this underperformance. Our strategy in financial sector stock selection was driven by our belief that interest rates were more likely to rise than fall during the period, given what at the time were multidecade low levels. As a result, we adjusted the Fund's holdings to deemphasize the most heavily interest-rate-sensitive stocks and industries, such as regional banks.

This stance hampered the Fund's returns when interest rates remained lower than anticipated throughout the period. This strategy also limited the Fund's ability to capitalize on the refinancing boom that was triggered by the low rates. We were similarly defensive in the Fund's technology holdings, choosing to emphasize higher-quality companies rather than the lower-quality, more-speculative stocks that ultimately rallied most strongly. We viewed semiconductors and hardware as having been overvalued at the beginning of the period and as a result limited the portfolio's exposure to those industries, but both went on to post strong gains. Microsoft proved the second-worst-performing holding for the Fund, as its legal problems with the European Union during this period weakened confidence in its stock.

A slight overweighting — relative to the Russell benchmark — in basic materials benefited the Fund as a recovering economy boosted demand for raw materials. For instance, the gold- and copper-mining company Phelps-Dodge became the Fund's best-performing security as demand for copper rose significantly, driven especially by China's escalating imports of metals and other commodities. Stock selection in the industrials sector also led to positive performance as the result of a slightly overweighted position relative to the Russell 1000 Value Index in producer durables during a period when building and infrastructure needs rose. An underweighted position relative to the same Russell index in the utilities sector also benefited performance for the Fund, as did stock selection within this sector. The Fund's exposure to Edison International, for instance, proved positive as the company enjoyed a turnaround and gained sharply during the period.

In addition to stocks, the Fund invests a significant percentage of its assets into convertible securities to add income to its equity portfolio. The convertibles portfolio performed well for the period but ultimately lagged the equity rally. The best-performing holdings were the retailer J. C. Penney and the paper company Temple Inland. Penney benefited from strong department store sales and the announcement that it would sell off its pharmacy chain Eckerds. Temple Inland outperformed as paper companies in general rallied because of the improving economic environment. Some of the Fund's convertibles holdings nevertheless did hurt performance, as for example Echostar, which returned flat results.

PORTFOLIO COMPOSITION
Common Stock	51.0%
Corporate Debt — Conv	19.8
Corporate Debt — Non-Conv	18.6
Preferred Stock — Conv	10.6
Short Term	1.0

TOP 10 HOLDINGS
Starwood Hotels & Resorts	3.0%
Clear Channel Communications	2.7
National Australia Bk Ltd.	2.6
Hilton Hotels	2.0
Diamond Offshore	2.0
RF Micro Devices, Inc	1.9
Toll Corp.	1.8
Manor Care Inc.	1.7
Bristol Myers Squibb	1.6
FPL Group Inc. — Conv. Pfd	1.5

Data as of March 31, 2004. Subject to change daily. Portfolio composition is as a percentage of total investments and top 10 holdings are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in income-producing equity and fixed-income securities, with normally at least 65% of its assets invested in income-producing equity securities, including common stock, preferred stock, convertible securities and real estate investment trusts (commonly known as "REITs"). The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., utilizes a value-oriented style in the selection of securities. Investments are normally made primarily in (i) common stocks (including depositary receipts) of large capitalization companies with a record of paying dividends and which, in the opinion of the Investment Manager, have the potential for maintaining dividends, (ii) preferred stock and (iii) securities convertible into common stocks of small-, mid- and large-cap companies — including "synthetic" and "exchangeable" convertibles. The Fund's investments can also include "Rule 144A" securities, which are subject to resale restrictions, and foreign securities.

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's Website at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 06/26/96)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	INBAX		INBBX		INBCX		INBDX
1 Year	26.93%	[4]	25.93%	[4]	25.89%	[4]	27.22%	[4]
	20.26	[5]	20.93	[5]	24.89	[5]	—
5 Years	4.32	[4]	3.55	[4]	3.56	[4]	4.60	[4]
	3.20	[5]	3.21	[5]	3.56	[5]	—
Since Inception	4.64	[4]	6.50	[4]	3.86	[4]	4.90	[4]
	3.79	[5]	6.50	[5]	3.86	[5]	—

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(3)	The Lipper Equity Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Equity Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(4)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(5)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (50.2%)
	Advertising/Marketing Services (0.4%)
45,100	Interpublic Group of Companies, Inc. (The)*	$693,638
	Aerospace & Defense (0.4%)
7,600	Northrop Grumman Corp.	747,992
	Auto Parts: O.E.M. (0.7%)
15,590	Magna International Inc. (Class A) (Canada)	1,234,728
	Broadcasting (0.9%)
36,300	Clear Channel Communications, Inc.	1,537,305
	Casino/Gaming (0.0%)
4,685	Fitzgerald Gaming Corp.†	0
	Chemicals: Major Diversified (1.5%)
67,100	Bayer AG (ADR) (Germany)	1,637,240
27,460	Dow Chemical Co. (The)	1,106,089
		2,743,329
	Computer Processing Hardware (0.5%)
36,770	Hewlett-Packard Co.	839,827
	Containers/Packaging (0.5%)
13,580	Temple-Inland, Inc.	860,157
	Data Processing Services (0.9%)
17,750	Automatic Data Processing, Inc.	745,500
20,700	First Data Corp.	872,712
		1,618,212
	Department Stores (0.4%)
14,050	Kohl's Corp.*	679,036
	Discount Stores (0.9%)
15,100	Target Corp.	680,104
15,650	Wal-Mart Stores, Inc.	934,148
		1,614,252
	Electric Utilities (2.1%)
12,100	Consolidated Edison, Inc.	533,610
25,200	Edison International	612,108
14,610	Entergy Corp.	869,295
12,630	Exelon Corp.	869,828
20,100	FirstEnergy Corp.	785,508
		3,670,349

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing (1.6%)
21,400	Fannie Mae	$1,591,090
21,000	Freddie Mac	1,240,260
		2,831,350
	Financial Conglomerates (3.0%)
42,293	Citigroup Inc.	2,186,548
44,520	J.P. Morgan Chase & Co.	1,867,614
29,840	Prudential Financial, Inc.	1,336,235
		5,390,397
	Financial Publishing/Services (0.8%)
54,730	Equifax, Inc.	1,413,129
	Food: Major Diversified (1.4%)
21,850	Kraft Foods Inc. (Class A)	699,418
10,850	Nestle SA (ADR) (Registered Shares) (Switzerland)	688,432
19,480	PepsiCo, Inc.	1,048,998
		2,436,848
	Food: Specialty/Candy (0.5%)
28,450	Cadbury Scweppes PLC (ADR) (United Kingdom)	914,667
	Hospital/Nursing Management (0.2%)
34,800	Tenet Healthcare Corp.*	388,368
	Hotels/Resorts/Cruiselines (1.5%)
89,400	Hilton Hotels Corp.	1,452,750
30,000	Starwood Hotels & Resorts Worldwide, Inc.	1,215,000
		2,667,750
	Household/Personal Care (0.8%)
23,350	Kimberly-Clark Corp.	1,473,385
	Industrial Conglomerates (0.6%)
12,218	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	826,548
5,120	Textron, Inc.	272,128
		1,098,676
	Industrial Machinery (0.6%)
17,800	Parker-Hannifin Corp.	1,005,700
	Information Technology Services (0.8%)
20,550	Accenture Ltd. (Class A) (Bermuda)*	509,640
10,850	International Business Machines Corp.	996,464
		1,506,104

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Integrated Oil (3.7%)
46,200	BP PLC (ADR) (United Kingdom)	$2,365,440
21,133	ConocoPhillips	1,475,295
34,590	Exxon Mobil Corp.	1,438,598
28,600	Royal Dutch Petroleum Co. (NY Registered Shares)	1,360,788
		6,640,121
	Investment Banks/Brokers (2.0%)
14,920	Edwards (A.G.), Inc.	583,670
16,400	Lehman Brothers Holdings Inc.	1,359,068
28,200	Merrill Lynch & Co., Inc.	1,679,592
		3,622,330
	Life/Health Insurance (0.4%)
22,310	MetLife, Inc.	796,021
	Major Banks (2.4%)
11,900	Bank of America Corp.	963,662
27,400	Bank One Corp.	1,493,848
19,820	PNC Financial Services Group	1,098,424
14,040	Wachovia Corp.	659,880
		4,215,814
	Major Telecommunications (1.7%)
18,800	SBC Communications, Inc.	461,352
59,590	Sprint Corp. (FON Group)	1,098,244
38,250	Verizon Communications Inc.	1,397,655
		2,957,251
	Managed Health Care (0.6%)
16,650	CIGNA Corp.	982,683
	Media Conglomerates (2.3%)
73,110	Disney (Walt) Co. (The)	1,827,019
133,710	Time Warner Inc.*	2,254,351
		4,081,370
	Medical Specialties (0.8%)
23,690	Bausch & Lomb, Inc.	1,420,689
	Motor Vehicles (0.8%)
64,300	Honda Motor Co., Ltd. (ADR) (Japan)	1,487,902
	Multi-Line Insurance (1.1%)
32,100	Hartford Financial Services Group, Inc. (The)	2,044,770
	Oil & Gas Production (0.2%)
7,190	EOG Resources, Inc.	329,949

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Oil Refining/Marketing (0.6%)
18,280	Valero Energy Corp.	$1,096,069
	Oilfield Services/Equipment (1.3%)
36,610	Schlumberger Ltd.	2,337,548
	Other Metals/Minerals (0.6%)
13,460	Phelps Dodge Corp.*	1,099,144
	Packaged Software (0.8%)
15,250	Computer Associates International, Inc.	409,615
37,170	Microsoft Corp.	928,135
		1,337,750
	Pharmaceuticals: Major (3.9%)
18,500	AstraZeneca PLC (ADR) (United Kingdom)	864,505
118,890	Bristol-Myers Squibb Co.	2,880,705
15,810	Roche Holdings Ltd. (ADR) (Switzerland)	1,513,807
70,940	Schering-Plough Corp.	1,150,647
14,500	Wyeth	544,475
		6,954,139
	Precious Metals (0.5%)
17,850	Newmont Mining Corp.	832,346
	Property – Casualty Insurers (2.3%)
36,800	Chubb Corp. (The)	2,559,072
91,994	Travelers Property Casualty Corp. (Class A)	1,577,697
		4,136,769
	Railroads (1.2%)
60,850	Norfolk Southern Corp.	1,344,177
14,430	Union Pacific Corp.	863,203
		2,207,380
	Restaurants (0.4%)
23,770	McDonald's Corp.	679,109
	Semiconductors (0.3%)
17,050	Intel Corp.	463,760
	Telecommunication Equipment (0.6%)
53,000	Nokia Corp. (ADR) (Finland)	1,074,840
	Tobacco (0.4%)
11,750	Altria Group, Inc.	639,788
	Wireless Telecommunications (0.3%)
33,300	AT&T Wireless Services Inc.*	453,213
	Total Common Stocks (Cost $76,990,390)	89,255,954

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Convertible Bonds (19.5%)
	Airlines (1.3%)
$2,800	Continental Airlines Inc.	4.50%	02/01/07	$2,338,000
	Biotechnology (2.2%)
1,750	Enzon, Inc.	4.50	07/01/08	1,693,125
1,800	Invitrogen, Inc. – 144A**	2.00	08/01/23	2,313,000
				4,006,125
	Cable/Satellite TV (1.2%)
2,000	Echostar Communications Corp.	5.75	05/15/08	2,082,500
	Contract Drilling (2.0%)
6,000	Diamond Offshore Drilling, Inc.	0.00	06/06/20	3,510,000
	Department Stores (1.1%)
1,500	Penney (J.C.) Co., Inc.	5.00	10/15/08	1,908,750
	Electronic Components (2.0%)
2,300	Agilent Technologies, Inc.	3.00††	12/01/21	2,610,500
1,000	SCI Systems, Inc.	3.00	03/15/07	962,500
				3,573,000
	Hospital/Nursing Management (1.2%)
2,000	Lifepoint Hospitals Holdings	4.50	06/01/09	2,090,000
	Hotels/Resorts/Cruiselines (1.2%)
2,000	Hilton Hotels Corp. – 144A**	3.375	04/15/23	2,155,000
	Household/Personal Care (1.4%)
2,000	Church & Dwight Co., Inc. – 144A**	5.25	08/15/33	2,455,000
	Information Technology Services (1.2%)
2,250	Aether Systems, Inc.	6.00	03/22/05	2,227,500
	Internet Retail (0.7%)
1,214	Amazon.com, Inc.	4.75	02/01/09	1,242,832
	Investment Banks/Brokers (0.9%)
1,500	E*Trade Group Inc.	6.00	02/01/07	1,543,125
	Real Estate Investment Trusts (1.2%)
2,000	EOP Operating LP	7.25††	11/15/08	2,090,000
	Semiconductors (1.9%)
3,400	RF Micro Devices, Inc.	3.75	08/15/05	3,412,750
	Total Convertible Bonds (Cost $32,506,880)			34,634,582

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (18.4%)
	Agricultural Commodities/Milling (1.4%)
$2,250	Corn Products International Inc.	8.25%	07/15/07	$2,531,250
	Alternative Power Generation (0.0%)
50	CalEnergy Co., Inc.	7.63	10/15/07	57,098
	Apparel/Footwear (1.3%)
2,250	Tommy Hilfiger USA Inc.	6.85	06/01/08	2,320,312
	Broadcasting (1.9%)
2,800	Clear Channel Communications, Inc.	8.00	11/01/08	3,290,000
150	Emmis Communications Corp. (Series B)	8.125	03/15/09	156,937
				3,446,937
	Cable/Satellite TV (0.1%)
125	CSC Holdings, Inc.	7.625	07/15/18	132,500
	Commercial Printing/Forms (0.2%)
250	Von Hoffman Press Inc.	10.375	05/15/07	251,562
	Containers/Packaging (1.3%)
225	Ball Corp.	7.75	08/01/06	245,813
2,000	Gaylord Container Corp. (Series B)	9.875	02/15/08	2,077,500
				2,323,313
	Data Processing Services (0.0%)
46	American Business Information, Inc.	9.50	06/15/08	47,668
	Electric Utilities (0.3%)
100	CMS Energy Corp.	7.50	01/15/09	103,250
113	Niagara Mohawk Power (Series F)	7.625	10/01/05	122,204
175	Niagara Mohawk Power (Series G)	7.75	10/01/08	205,481
				430,935
	Electronic Production Equipment (1.0%)
1,600	ChipPac International Co. Ltd. (Virgin Islands)	12.75	08/01/09	1,752,000
	Engineering & Construction (0.1%)
225	Mastec Inc. (Series B)	7.75	02/01/08	223,875
	Finance/Rental/Leasing (0.2%)
290	Williams Scotsman, Inc.	9.875	06/01/07	291,450

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Home Building (1.8%)
$75	D.R. Horton Inc.	8.00%	02/01/09	$87,000
50	Standard Pacific Corp. (Series A)	8.00	02/15/08	51,585
2,800	Toll Corp.	8.25	02/01/11	3,129,000
				3,267,585
	Hospital/Nursing Management (1.7%)
2,800	Manor Care, Inc.	7.50	06/15/06	3,080,000
	Hotels/Resorts/Cruiselines (2.6%)
400	ITT Corp. (New)	7.375	11/15/15	434,000
3,700	Starwood Hotels & Resorts Worldwide Inc.	7.875	05/01/12	4,199,500
				4,633,500
	Managed Health Care (1.2%)
2,000	Magellan Health Services, Inc. ( Series A)	9.375	11/15/08	2,140,000
	Medical/Nursing Services (0.1%)
225	Prime Medical Services Inc.	8.75	04/01/08	223,875
	Miscellaneous Manufacturing (0.1%)
200	Ametek Inc.	7.20	07/15/08	222,068
	Other Consumer Specialties (0.1%)
79	Boyds Collection Ltd.	9.00	05/15/08	73,865
	Publishing: Books/Magazines (0.0%)
50	Primedia, Inc.	7.625	04/01/08	50,375
	Publishing: Newspapers (1.2%)
2,000	Media General Inc.	6.95	09/01/06	2,185,000
	Pulp & Paper (0.1%)
125	Specialty Paperboard, Inc. (Series B)	9.375	10/15/06	70,313
	Trucks/Construction/Farm Machinery (1.5%)
2,300	Navistar International (Series B)	9.375	06/01/06	2,558,750
	Wholesale Distributors (0.2%)
300	Home Interiors & Gifts Inc.	10.125	06/01/08	305,250
	Total Corporate Bonds (Cost $30,967,768)			32,619,481

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Portfolio of Investments March 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Convertible Preferred Stocks (10.4%)
	Electric Utilities (1.5%)
47,000	FPL Group, Inc. $4.00	$2,725,530
	Major Banks (2.6%)
116,100	National Australia Bank, Ltd. $1.97 (Australia) (Units)‡	4,562,730
	Major Telecommunications (0.8%)
30,000	ALLTEL Corp. $3.875 (Units)‡	1,521,600
	Oil & Gas Pipelines (1.0%)
140,000	Williams Companies, Inc. $2.25	1,783,600
	Property – Casualty Insurers (1.0%)
70,000	Travelers Property Casualty Corp. $1.125	1,711,500
	Specialty Stores (0.9%)
30,000	Boise Cascade Corp. $3.75 (Units)‡	1,525,500
	Telecommunication Equipment (2.6%)
1,800	Lucent Technologies Capital Trust $77.50	2,270,160
48,750	Motorola, Inc. $3.50	2,367,300
		4,637,460
	Total Convertible Preferred Stocks (Cost $15,794,820)	18,467,920

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investment (1.0%)
	Repurchase Agreement
$1,798	Joint repurchase agreement account (dated 03/31/04; proceeds $1,798,053) (a) (Cost $1,798,000)	1.055%	04/01/04	1,798,000
	Total Investments (Cost $158,057,858) (b)		99.5%	176,775,937
	Other Assets in Excess of Liabilities		0.5	913,731
	Net Assets		100.0%	$177,689,668

ADR	American Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	Resale is restricted; acquired (12/13/95) at a cost basis of $21,129.
‡	Consists of one or more classes of securities traded together as a unit; preferred stocks with attached warrants.
††	Variable rate security. Rate shown is the rate in effect at March 31, 2004.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,573,417 and the aggregate gross unrealized depreciation is $4,855,338, resulting in net unrealized appreciation of $18,718,079.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements

Statement of Assets and Liabilities

March 31, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $158,057,858)	$176,775,937
Receivable for:
Interest	1,019,911
Dividends	194,945
Shares of beneficial interest sold	164,237
Investments sold	89,564
Prepaid expenses and other assets	42,926
Total Assets	178,287,520
Liabilities:
Payable for:
Distribution fee	156,335
Investment management fee	121,162
Shares of beneficial interest redeemed	109,327
Investments purchased	107,654
Accrued expenses and other payables	103,374
Total Liabilities	597,852
Net Assets	$177,689,668
Composition of Net Assets:
Paid-in-capital	$202,554,147
Net unrealized appreciation	18,718,079
Accumulated undistributed net investment income	1,453,980
Accumulated net realized loss	(45,036,538)
Net Assets	$177,689,668
Class A Shares:
Net Assets	$3,603,719
Shares Outstanding (unlimited authorized, $.01 par value)	336,445
Net Asset Value Per Share	$10.71
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$11.30
Class B Shares:
Net Assets	$149,876,347
Shares Outstanding (unlimited authorized, $.01 par value)	13,980,163
Net Asset Value Per Share	$10.72
Class C Shares:
Net Assets	$21,204,147
Shares Outstanding (unlimited authorized, $.01 par value)	1,982,737
Net Asset Value Per Share	$10.69
Class D Shares:
Net Assets	$3,005,455
Shares Outstanding (unlimited authorized, $.01 par value)	280,612
Net Asset Value Per Share	$10.71

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements continued

Statement of Operations

For the six months ended March 31, 2004 (unaudited)

Net Investment Income:
Income
Interest	$2,086,570
Dividends (net of $9,711 foreign withholding tax)	1,633,649
Total Income	3,720,219
Expenses
Distribution fee (Class A shares)	3,986
Distribution fee (Class B shares)	752,446
Distribution fee (Class C shares)	106,246
Investment management fee	668,437
Transfer agent fees and expenses	162,044
Professional fees	33,262
Registration fees	32,310
Shareholder reports and notices	27,905
Custodian fees	12,475
Trustees' fees and expenses	3,052
Other	6,483
Total Expenses	1,808,646
Net Investment Income	1,911,573
Net Realized and Unrealized Gain:
Net realized gain	5,156,871
Net change in unrealized appreciation	10,970,362
Net Gain	16,127,233
Net Increase	$18,038,806

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED MARCH 31, 2004	FOR THE YEAR ENDED SEPTEMBER 30, 2003
	(unaudited )
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,911,573	$3,927,599
Net realized gain (loss)	5,156,871	(2,570,189)
Net change in unrealized appreciation/depreciation	10,970,362	24,663,050
Net Increase	18,038,806	26,020,460
Dividends to Shareholders from Net Investment Income:
Class A shares	(46,497)	(69,418)
Class B shares	(1,351,009)	(3,262,216)
Class C shares	(191,660)	(417,202)
Class D shares	(42,149)	(57,775)
Total Dividends	(1,631,315)	(3,806,611)
Net decrease from transactions in shares of beneficial interest	(8,662,762)	(9,980,779)
Net Increase	7,744,729	12,233,070
Net Assets:
Beginning of period	169,944,939	157,711,869
End of Period
(Including accumulated undistributed net investment income of $1,453,980 and $1,173,722, respectively)	$177,689,668	$169,944,939

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2004 (unaudited) continued

of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2004 (unaudited) continued

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,640,596 at March 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $88,067 and $1,481, respectively and received $32,739 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $38,010,771 and $44,011,838, respectively.

For the six months ended March 31, 2004, the Fund incurred $960 in brokerage commissions with Morgan Stanley & Co., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2004 (unaudited) continued

At March 31, 2004, Morgan Stanley Fund of Funds — Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 121,111 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $57,800.

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED MARCH 31, 2004		FOR THE YEAR ENDED SEPTEMBER 30, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	82,822	$853,477	141,419	$1,319,134
Reinvestment of dividends	3,119	32,403	4,989	46,359
Redeemed	(53,618)	(569,979)	(60,925)	(550,157)
Net increase – Class A	32,323	315,901	85,483	815,336
CLASS B SHARES
Sold	1,125,868	11,739,362	2,864,657	26,536,990
Reinvestment of dividends	92,770	964,668	252,271	2,322,396
Redeemed	(2,023,576)	(21,172,170)	(4,572,264)	(41,820,638)
Net decrease – Class B	(804,938)	(8,468,140)	(1,455,336)	(12,961,252)
CLASS C SHARES
Sold	120,498	1,246,077	385,493	3,601,991
Reinvestment of dividends	14,516	150,590	35,255	324,961
Redeemed	(206,912)	(2,169,175)	(298,448)	(2,705,343)
Net increase (decrease) – Class C	(71,898)	(772,508)	122,300	1,221,609
CLASS D SHARES
Sold	54,410	559,957	129,863	1,232,247
Reinvestment of dividends	1,965	20,413	1,482	14,238
Redeemed	(29,832)	(318,385)	(33,352)	(302,957)
Net increase – Class D	26,543	261,985	97,993	943,528
Net decrease in Fund	(817,970)	$(8,662,762)	(1,149,560)	$(9,980,779)

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature.

Morgan Stanley Income Builder Fund

Notes to Financial Statements March 31, 2004 (unaudited) continued

To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2003, the Fund had a net capital loss carryforward of $48,824,751 of which $4,464,115 will expire on September 30, 2008, $11,096,903 will expire on September 30, 2009, $11,752,540 will expire on September 30, 2010 and $21,511,193 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and book amortization of discounts on debt securities.

7.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Income Builder Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED MARCH 31, 2004		FOR THE YEAR ENDED SEPTEMBER 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.76		$8.50	$9.74	$10.36	$10.98	$11.18
Income (loss) from investment operations:
Net investment income‡	0.15		0.29	0.37	0.49	0.53	0.58
Net realized and unrealized gain (loss)	0.94		1.26	(1.21)	(0.59)	(0.26)	0.54
Total income (loss) from investment operations	1.09		1.55	(0.84)	(0.10)	0.27	1.12
Less dividends and distributions from:
Net investment income	(0.14)		(0.29)	(0.40)	(0.52)	(0.51)	(0.62)
Net realized gain	—		—	—	—	(0.38)	(0.70)
Total dividends and distributions	(0.14)		(0.29)	(0.40)	(0.52)	(0.89)	(1.32)
Net asset value, end of period	$10.71		$9.76	$8.50	$9.74	$10.36	$10.98
Total Return†	11.18	% (1)	18.42%	(9.09)%	(1.06)%	2.71%	10.15%
Ratios to Average Net Assets(3):
Expenses	1.28	% (2)	1.29%	1.23%	1.17%	1.21%	1.17%
Net investment income	2.89	% (2)	3.15%	3.67%	4.61%	4.92%	5.02%
Supplemental Data:
Net assets, end of period, in thousands	$3,604		$2,969	$1,858	$1,791	$2,872	$12,541
Portfolio turnover rate	22	% (1)	59%	67%	29%	38%	36%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2004		FOR THE YEAR ENDED SEPTEMBER 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.77		$8.51	$9.74	$10.37	$10.98	$11.18
Income (loss) from investment operations:
Net investment income‡	0.11		0.22	0.29	0.41	0.44	0.50
Net realized and unrealized gain (loss)	0.94		1.26	(1.20)	(0.60)	(0.23)	0.53
Total income (loss) from investment operations	1.05		1.48	(0.91)	(0.19)	0.21	1.03
Less dividends and distributions from:
Net investment income	(0.10)		(0.22)	(0.32)	(0.44)	(0.44)	(0.53)
Net realized gain	—		—	—	—	(0.38)	(0.70)
Total dividends and distributions	(0.10)		(0.22)	(0.32)	(0.44)	(0.82)	(1.23)
Net asset value, end of period	$10.72		$9.77	$8.51	$9.74	$10.37	$10.98
Total Return†	10.73	% (1)	17.65%	(9.81)%	(1.83)%	2.00%	9.31%
Ratios to Average Net Assets(3):
Expenses	2.06	% (2)	2.04%	1.98%	1.95%	1.97%	1.90%
Net investment income	2.11	% (2)	2.40%	2.92%	3.83%	4.16%	4.29%
Supplemental Data:
Net assets, end of period, in thousands	$149,876		$144,468	$138,129	$186,994	$223,413	$348,070
Portfolio turnover rate	22	% (1)	59%	67%	29%	38%	36%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2004		FOR THE YEAR ENDED SEPTEMBER 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.75		$8.49	$9.72	$10.34	$10.96	$11.16
Income (loss) from investment operations:
Net investment income‡	0.11		0.22	0.29	0.41	0.44	0.48
Net realized and unrealized gain (loss)	0.93		1.26	(1.20)	(0.59)	(0.24)	0.55
Total income (loss) from investment operations	1.04		1.48	(0.91)	(0.18)	0.20	1.03
Less dividends and distributions from:
Net investment income	(0.10)		(0.22)	(0.32)	(0.44)	(0.44)	(0.53)
Net realized gain	—		—	—	—	(0.38)	(0.70)
Total dividends and distributions	(0.10)		(0.22)	(0.32)	(0.44)	(0.82)	(1.23)
Net asset value, end of period	$10.69		$9.75	$8.49	$9.72	$10.34	$10.96
Total Return†	10.65	% (1)	17.57%	(9.73)%	(1.84)%	2.01%	9.38%
Ratios to Average Net Assets(3):
Expenses	2.06	% (2)	2.04%	1.98%	1.93%	1.96%	1.90%
Net investment income	2.11	% (2)	2.40%	2.92%	3.85%	4.17%	4.29%
Supplemental Data:
Net assets, end of period, in thousands	$21,204		$20,028	$16,399	$20,505	$25,594	$40,859
Portfolio turnover rate	22	% (1)	59%	67%	29%	38%	36%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Income Builder Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED MARCH 31, 2004		FOR THE YEAR ENDED SEPTEMBER 30,
			2003	2002	2001	2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.76		$8.50	$9.74	$10.36	$10.99	$11.18
Income (loss) from investment operations:
Net investment income‡	0.16		0.32	0.40	0.50	0.54	0.60
Net realized and unrealized gain (loss)	0.94		1.25	(1.22)	(0.57)	(0.24)	0.55
Total income (loss) from investment operations	1.10		1.57	(0.82)	(0.07)	0.30	1.15
Less dividends and distributions from:
Net investment income	(0.15)		(0.31)	(0.42)	(0.55)	(0.55)	(0.64)
Net realized gain	—		—	—	—	(0.38)	(0.70)
Total dividends and distributions	(0.15)		(0.31)	(0.42)	(0.55)	(0.93)	(1.34)
Net asset value, end of period	$10.71		$9.76	$8.50	$9.74	$10.36	$10.99
Total Return†	11.30	% (1)	18.70%	(8.87)%	(0.80)%	2.98%	10.51%
Ratios to Average Net Assets(3):
Expenses	1.06	% (2)	1.04%	0.98%	0.95%	0.97%	0.93%
Net investment income	3.11	% (2)	3.40%	3.92%	4.83%	5.16%	5.26%
Supplemental Data:
Net assets, end of period, in thousands	$3,005		$2,480	$1,326	$136	$712	$740
Portfolio turnover rate	22	% (1)	59%	67%	29%	38%	36%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

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Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

38421RPT-RA04-00151P-Y03/04	MORGAN STANLEY FUNDS
Morgan Stanley Income Builder Fund Semiannual Report March 31, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Builder Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.  I have reviewed this report on Form N-CSR of Morgan Stanley Income Builder
    Fund;

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)  evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
    90 days prior to the filing date of this report based on such evaluation;
    and

d)  disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  May 18, 2004

                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.  I have reviewed this report on Form N-CSR of Morgan Stanley Income Builder
    Fund;

7.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.  Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.  The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)  designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)  evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within
    90 days prior to the filing date of this report based on such evaluation;
    and

f)  disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)  any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  May 18, 2004

                                                   /s/ Francis Smith
                                                   Francis Smith
                                                   Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Income Builder Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2004                                 /s/ Ronald E. Robison
                                                   ---------------------------
                                                   Ronald E. Robison
                                                   Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Income Builder Fund and will be retained by Morgan
Stanley Income Builder Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Income Builder Fund

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended March 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act
        of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: May 18, 2004                                 /s/ Francis Smith
                                                   ----------------------
                                                   Francis Smith
                                                   Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Income Builder Fund and will be retained by Morgan
Stanley Income Builder Fund and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       9